Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 921,895	$ 978,810
Inventory write-down	$ 32	$ 504